INVENTORY	12 Months Ended
Jan. 31, 2019
INVENTORY [abstract]
INVENTORY
7.	INVENTORY

Inventories consist of:

	January 31,	January 31,	January 31,
	2019	2018	2017

Finished goods	$2,283,439	$-	$-
Work in progress	4,575,595	-	-
	$6,859,034	$-	$-

Inventories expensed (excluding fair value adjustments) during the year ended January 31, 2019 was $2,681,864. At January 31, 2019, the Company recognized fair value adjustments of $278,920 (2018 and 2017 - $nil).

As at January 31, 2019, $59,089 of amortization was capitalized to inventory (2018 and 2017 - $nil).